Quarterly Holdings Report
for
Fidelity® Fundamental Large Cap Value ETF
April 30, 2024
CVE-NPRT3-0624
1.9911034.100
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (a)	388	12,857
Entertainment - 0.8%
The Walt Disney Co.	109	12,110
Media - 2.9%
Comcast Corp. Class A	895	34,108
Interpublic Group of Companies, Inc.	211	6,423
Nexstar Media Group, Inc. Class A	19	3,041
		43,572
TOTAL COMMUNICATION SERVICES		68,539
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 0.3%
Harley-Davidson, Inc.	130	4,471
Diversified Consumer Services - 0.2%
H&R Block, Inc.	76	3,589
Household Durables - 0.6%
Tempur Sealy International, Inc.	174	8,710
Leisure Products - 1.0%
BRP, Inc.	82	5,517
Brunswick Corp.	115	9,274
		14,791
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	41	2,992
Lithia Motors, Inc. Class A (sub. vtg.)	25	6,360
Signet Jewelers Ltd.	21	2,059
Upbound Group, Inc.	109	3,380
Williams-Sonoma, Inc.	47	13,479
		28,270
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc.	67	2,675
TOTAL CONSUMER DISCRETIONARY		62,506
CONSUMER STAPLES - 6.9%
Consumer Staples Distribution & Retail - 1.4%
U.S. Foods Holding Corp. (b)	438	22,010
Food Products - 3.4%
Bunge Global SA	28	2,849
Darling Ingredients, Inc. (b)	125	5,296
Mondelez International, Inc.	53	3,813
The J.M. Smucker Co.	162	18,606
Tyson Foods, Inc. Class A	336	20,378
		50,942
Personal Care Products - 2.1%
Kenvue, Inc.	1,691	31,825
TOTAL CONSUMER STAPLES		104,777
ENERGY - 11.2%
Energy Equipment & Services - 0.2%
Valaris Ltd. (b)	41	2,667
Oil, Gas & Consumable Fuels - 11.0%
Antero Resources Corp. (b)	110	3,741
Canadian Natural Resources Ltd.	444	33,646
Cenovus Energy, Inc. (Canada)	335	6,882
Exxon Mobil Corp.	613	72,491
Parkland Corp.	152	4,683
Shell PLC ADR	469	33,609
Targa Resources Corp.	99	11,292
		166,344
TOTAL ENERGY		169,011
FINANCIALS - 21.5%
Banks - 8.5%
Bank of America Corp.	242	8,956
East West Bancorp, Inc.	24	1,788
First Citizens Bancshares, Inc. Class B	3	4,545
JPMorgan Chase & Co.	290	55,605
KeyCorp	519	7,520
Webster Financial Corp.	36	1,578
Wells Fargo & Co.	834	49,473
		129,465
Capital Markets - 1.7%
Carlyle Group LP	180	8,064
Raymond James Financial, Inc.	140	17,080
		25,144
Consumer Finance - 1.0%
Ally Financial, Inc.	193	7,402
OneMain Holdings, Inc.	74	3,856
SLM Corp.	196	4,153
		15,411
Financial Services - 3.0%
Apollo Global Management, Inc.	149	16,149
Berkshire Hathaway, Inc. Class B (b)	38	15,076
Global Payments, Inc.	109	13,382
		44,607
Insurance - 7.3%
American Financial Group, Inc.	106	13,542
Chubb Ltd.	44	10,940
First American Financial Corp.	100	5,357
Hartford Financial Services Group, Inc.	376	36,431
Old Republic International Corp.	348	10,391
The Travelers Companies, Inc.	163	34,582
		111,243
TOTAL FINANCIALS		325,870
HEALTH CARE - 15.7%
Health Care Providers & Services - 9.5%
Cencora, Inc.	59	14,104
Centene Corp. (b)	199	14,539
Cigna Group	66	23,565
CVS Health Corp.	320	21,667
Elevance Health, Inc.	54	28,543
Humana, Inc.	17	5,136
Molina Healthcare, Inc. (b)	6	2,053
UnitedHealth Group, Inc.	71	34,343
		143,950
Pharmaceuticals - 6.2%
AstraZeneca PLC sponsored ADR	96	7,284
Bristol-Myers Squibb Co.	625	27,463
Johnson & Johnson	209	30,219
Merck & Co., Inc.	125	16,153
Roche Holding AG (participation certificate)	34	8,159
Sanofi SA sponsored ADR	106	5,218
		94,496
TOTAL HEALTH CARE		238,446
INDUSTRIALS - 12.8%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	20	9,299
Northrop Grumman Corp.	20	9,701
		19,000
Air Freight & Logistics - 1.4%
FedEx Corp.	82	21,466
Building Products - 1.8%
Johnson Controls International PLC	411	26,744
Commercial Services & Supplies - 0.5%
The Brink's Co.	87	7,609
Construction & Engineering - 1.0%
Fluor Corp. (b)	196	7,905
Willscot Mobile Mini Holdings (b)	177	6,542
		14,447
Electrical Equipment - 0.6%
Regal Rexnord Corp.	59	9,521
Ground Transportation - 1.7%
Knight-Swift Transportation Holdings, Inc. Class A	49	2,265
U-Haul Holding Co. (b)	168	10,623
XPO, Inc. (b)	125	13,433
		26,321
Machinery - 2.7%
Allison Transmission Holdings, Inc.	231	16,990
Atmus Filtration Technologies, Inc.	165	4,998
Gates Industrial Corp. PLC (b)	236	4,158
Timken Co.	165	14,721
		40,867
Professional Services - 0.7%
Concentrix Corp.	130	7,107
Genpact Ltd.	122	3,750
		10,857
Trading Companies & Distributors - 1.1%
GMS, Inc. (b)	60	5,551
Herc Holdings, Inc.	20	2,861
WESCO International, Inc.	53	8,096
		16,508
TOTAL INDUSTRIALS		193,340
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 3.8%
Ciena Corp. (b)	68	3,144
Cisco Systems, Inc.	1,150	54,027
		57,171
Electronic Equipment, Instruments & Components - 1.1%
TD SYNNEX Corp.	109	12,845
Vontier Corp.	85	3,454
		16,299
IT Services - 1.1%
Amdocs Ltd.	154	12,934
Capgemini SA	19	4,013
		16,947
Semiconductors & Semiconductor Equipment - 2.1%
Microchip Technology, Inc.	212	19,500
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	90	12,361
		31,861
Software - 0.7%
Gen Digital, Inc.	513	10,332
TOTAL INFORMATION TECHNOLOGY		132,610
MATERIALS - 3.9%
Chemicals - 2.2%
Celanese Corp. Class A	38	5,837
Olin Corp.	115	6,012
The Chemours Co. LLC	203	5,430
Westlake Corp.	109	16,062
		33,341
Containers & Packaging - 1.4%
Graphic Packaging Holding Co.	435	11,245
O-I Glass, Inc. (b)	149	2,229
WestRock Co.	168	8,057
		21,531
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	59	4,318
TOTAL MATERIALS		59,190
REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.6%
Camden Property Trust (SBI)	41	4,087
Prologis, Inc.	211	21,533
Public Storage	35	9,081
Sun Communities, Inc.	15	1,670
Welltower, Inc.	190	18,103
		54,474
Real Estate Management & Development - 0.1%
Compass, Inc. (b)	744	2,344
TOTAL REAL ESTATE		56,818
UTILITIES - 6.7%
Electric Utilities - 6.1%
Constellation Energy Corp.	124	23,057
Edison International	317	22,526
FirstEnergy Corp.	556	21,317
NextEra Energy, Inc.	62	4,152
PG&E Corp.	1,311	22,431
		93,483
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	482	8,628
TOTAL UTILITIES		102,111
TOTAL COMMON STOCKS (Cost $1,504,346)		1,513,218

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $916)	916	916

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,505,262)	1,514,134
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,583
NET ASSETS - 100.0%	1,515,717

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,857 or 0.8% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	53,844	52,928	10	-	-	916	0.0%
Total	-	53,844	52,928	10	-	-	916

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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